Exploration and Evaluation Assets - Detailed Information about Exploration and Evaluation Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 2,526	$ 2,208
Additions, net		108
Acquisition of Chevron's assets		320
Transfers to property, plant and equipment	(35)	(52)
Derecognitions and other	(46)	(62)
Additions/Acquisitions, net	208
Foreign exchange adjustments	(2)	4
Ending balance	2,651	2,526
Exploration and evaluation assets derecognized through depletion, depreciation and amortization expense	46	62
North America
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,408	2,031
Additions, net		102
Acquisition of Chevron's assets		320
Transfers to property, plant and equipment	(21)	(45)
Derecognitions and other	0	0
Additions/Acquisitions, net	207
Foreign exchange adjustments	0	0
Ending balance	2,594	2,408
North Sea
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0
Additions, net		0
Acquisition of Chevron's assets		0
Transfers to property, plant and equipment	0	0
Derecognitions and other	0	0
Additions/Acquisitions, net	0
Foreign exchange adjustments	0	0
Ending balance	0	0
Offshore Africa
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	48	100
Additions, net		6
Acquisition of Chevron's assets		0
Transfers to property, plant and equipment	0	0
Derecognitions and other	(46)	(62)
Additions/Acquisitions, net	0
Foreign exchange adjustments	(2)	4
Ending balance	0	48
Exploration and evaluation assets derecognized through depletion, depreciation and amortization expense	46
Oil Sands Mining and Upgrading
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	70	77
Additions, net		0
Acquisition of Chevron's assets		0
Transfers to property, plant and equipment	(14)	(7)
Derecognitions and other	0	0
Additions/Acquisitions, net	1
Foreign exchange adjustments	0	0
Ending balance	$ 57	$ 70